Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income		$ 172,683	$ 184,735	$ 150,819
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		99,256	80,574	66,336
Recognition of foreign tax losses		(4,945)	(11,832)	0
Release of deferred tax asset		4,076	2,308	0
Amortization of deferred charges		6,308	3,554	5,828
Unrealized foreign exchange (gains) losses		(493)	(674)	(7,435)
Drydocking expenditure		(15,093)	(2,468)	(50,979)
Interest element included in obligations under capital leases		279	1,639	233
Change in assets and liabilities, net of effects from purchase of Golar Eskimo, Golar Igloo and Golar Maria:
Trade accounts receivable		(11,704)	(1,989)	(717)
Inventories		(642)	1,005	971
Prepaid expenses, accrued income and other assets		(311)	8,901	(9,747)
Other long term assets		3,499	0	0
Amounts due from/to related parties		(18,071)	6,659	1,581
Trade accounts payable		902	755	(1,820)
Accrued expenses		(4,578)	24	(6,632)
Restricted cash		(7,686)	0	0
Other current liabilities		(11,250)	3,789	241
Net cash provided by operating activities		212,230	276,980	148,679
Investing activities
Additions to vessels and equipment		(3,667)	(1,293)	(18,152)
Acquisition of Golar Eskimo, Golar Igloo and Golar Maria, net of cash acquired	[1]	(5,971)	(155,319)	(119,927)
Short-term debt granted to related parties		(50,000)	0	0
Repayment of short-term debt granted to related parties		50,000	0	0
Restricted cash		10,372	(11,143)	54,027
Net provided by (cash used) in investing activities		734	(167,755)	(84,052)
Financing activities
Proceeds from short-term debt due to related parties		0	20,000	20,000
Repayment of short-term debt due to related parties		0	0	(20,000)
Proceeds from long-term debt		644,070	115,000	230,000
Repayments of long-term debt (including related parties)		(707,202)	(93,558)	(149,822)
Repayments of obligations under capital lease		0	(41)	(2,365)
Payments in connection with lease terminations		0	0	(250,980)
Financing arrangement fees and other costs		(6,628)	(846)	(4,794)
Proceeds from issuance of equity, net of issue costs		0	0	280,586
Common units repurchased and canceled		(5,970)	0	0
Restricted cash		(31,248)	0	0
Cash distributions paid		(152,898)	(140,142)	(119,875)
Dividends paid to non-controlling interests		(11,400)	(13,740)	(10,604)
Net cash used in financing activities		(271,276)	(113,327)	(27,854)
Net (decrease) increase in cash and cash equivalents		(58,312)	(4,102)	36,773
Cash and cash equivalents at beginning of period		98,998	103,100	66,327
Cash and cash equivalents at end of period		40,686	98,998	103,100
Cash paid during the year for:
Interest paid		52,814	43,011	44,651
Income taxes paid		5,124	2,707	5,575
Noncash consideration, assumption of bank debt		$ 162,800	$ 161,300	$ 89,500

[1]	In addition to the cash consideration paid for the acquisition of the Golar Eskimo, Golar Igloo and Golar Maria in 2015, 2014 and 2013 respectively, there was non-cash consideration in relation to the assumption of bank debt of $162.8 million, $161.3 million and $89.5 million, respectively (see note 11).